Goodwill and Other Intangible Assets (Detail Textuals) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 05, 2013	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Gain on finite lived intangible assets acquired		$ 1,333
Wilton Bank
Acquired Finite-Lived Intangible Assets [Line Items]
Gain on finite lived intangible assets acquired	1,333	1,300
Finite lived intangible assets other than goodwill	$ 499	$ 499